Document and Entity Information	Total
Document and Entity Information:
Registrant Name	Delaware Group Global & International Funds
Document Type	485BPOS
Document Period End Date	May 31, 2016
Amendment Flag	false
Central Index Key	0000875610
Document Creation Date	Nov. 30, 2016
Document Effective Date	Nov. 30, 2016
Class A
Document and Entity Information:
Trading Symbol	DGGAX
Class C
Document and Entity Information:
Trading Symbol	DGGCX
Class R
Document and Entity Information:
Trading Symbol	DGGRX
Institutional Class
Document and Entity Information:
Trading Symbol	DGGIX